Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Deferred tax asset (Liability)
Net tax loss carry forwards	$ 11,982,779	$ 2,358,000
Stock based compensation	2,805,860	1,549,000
Provision for warrant liability	606,800
Allowance for advanced commission	385,750	0
Intangible assets/goodwill	248,741
Deferred rent	2,691
Amortization of debt discount		21,000
Derivative liability	(735,824)
Property and equipment	(833,294)	(98,000)
Tax credit carry forward	379,000	255,000
Deferred Tax Assets, Gross	14,614,911	4,085,000
Valuation allowance	(14,614,911)	(4,085,000)
Non current deferred income tax assets